STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		73 Months Ended	76 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
REVENUES:
Sales
Cost of sales
Gross profit
EXPENSES:
Wages				121,299	121,299	121,299
Geologist and geophysicist				105,579	105,579	105,579
Accounting and legal	10,293	18,790	80,567	185,943	266,510	276,803
Office and other expenses	6,961	271	343	13,685	14,028	20,989
Vehicle expenses				6,692	6,692	6,692
Claim option expenses			30,000	22,500	52,500	52,500
Drilling and excavation				189,280	189,280	189,280
Travel and entertainment				16,429	16,429	16,429
Assay and related				66,649	103,599	103,599
Total expenses	17,254	19,061	110,910	728,056	875,916	893,170
Loss from operations	(17,254)	(19,061)	(110,910)	(728,056)	(875,916)	(893,170)
Impairment of mineral rights and properties purchased from related party			(18,900,000)		(18,900,000)	(18,900,000)
Impairment of Handcamp division property purchase				(112,700,000)	(112,700,000)	(112,700,000)
Total impairments			(18,900,000)	(112,700,000)	(131,600,000)	(131,600,000)
Loss before income taxes	(17,254)	(19,061)	(19,010,910)	(113,428,056)	(132,475,916)	(132,493,170)
Provision for income taxes
NET LOSS	$ (17,254)	$ (19,061)	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)	$ (132,493,170)
Basic and fully diluted net loss per share	$ (0.0001)	$ (0.0001)	$ (0.11)	$ (1.36)	$ (1.01)	$ (0.94)
Weighted average common shares outstanding	298,644,500	163,944,500	176,582,000	83,144,500	131,647,854	141,658,984